Deferred transaction cost – Sponsor share purchase (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Details of deferred transaction cost

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Non-Current
Deferred transaction costs (*)	₩	2,545,885	2,393,915

(*)	The deferred balance includes the non-refundable amount paid to Mountain Crest Global Holdings LLC (the “Sponsor”) to purchase 325,000 founder shares, which will subsequently be transitioned into the Pubco ordinary shares upon completion of the Business Combination. The shares will be transferred at the closing of the business combination and the deferred balances will be charged against equity via treasury shares.

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Current
Deferred transaction cost (*)	₩	2,393,915	1,025,730

(*)	The deferred balance includes the non-refundable amount paid to Mountain Crest Global Holdings LLC (the “Sponsor”) to purchase 300,000 founder shares, which will subsequently be transitioned into the Pubco ordinary shares upon completion of the Business Combination. The shares will be transferred at the closing of the business combination and the deferred balances will be charged against equity via treasury shares.